INCOME TAXES - Components of tax expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Total current tax expense	$ 325	$ 458
Deferred tax expense:
Origination of temporary differences	284	111
Total income tax expense	$ 609	$ 569